Right-of-Use assets - Additional information (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2022 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Lease commitments which have not yet commenced	₨ 1,657
Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	3 years
Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lessee operating lease term of contract	7 years